Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Finished goods	¥ 406,443	¥ 391,194
Work in process	128,120	139,923
Raw materials	19,210	20,506
Inventories (Note 4)	¥ 553,773	¥ 551,623